Investments in Associates and Joint Ventures - Share of comprehensive (loss) income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure of Associate and Joint Ventures [Line Items]
Revenue	$ 75,526,609		$ 73,915,432		$ 70,680,227
Depreciation and amortization	21,592,538		21,747,513		21,641,650
Interest income	2,151,109		560,026		1,067,066
Interest expense	9,455,578		9,105,998		10,502,529
(Expense) income from continuing operations	(10,938,361)		768,885		(5,789,838)
Income taxes (expense) benefit	(1,227,462)		1,673,054		858,895
Net income	45,283,824		7,354,785		302,824
Other comprehensive income (loss)	2,784,580		1,934,869		(16,862,138)
Total comprehensive (loss) income	48,068,404		9,289,654		(16,559,314)
Share of income (loss) of associates and joint ventures, net	(7,378,249)		3,671,030		(5,739,668)
Total	4,245,546		245,714		(61,033)
Income before income taxes from discontinued operations	56,222,185		6,585,900		6,092,662
Associates | Joint ventures
Disclosure of Associate and Joint Ventures [Line Items]
Share of income (loss) of associates and joint ventures, net	40,287		111,629		(283,282)
Foreign currency translation adjustments, net			58		1,757
Other items of comprehensive (loss) income, net	(114)		12,883		(5,261)
Total	(114)		12,941		(3,504)
Share of comprehensive income (loss) of associates and joint ventures	$ 40,173		$ 124,570		$ (286,786)
TelevisaUnivision (formerly known as UH II)
Disclosure of Associate and Joint Ventures [Line Items]
Revenue		$ 4,609,600		$ 2,841,000		$ 2,541,900
Depreciation and amortization		524,300		251,500		152,800
Interest income		11,400		400		1,100
Interest expense		610,300		420,387		427,500
(Expense) income from continuing operations		(1,203,200)		550,128		45,537
Income taxes (expense) benefit		(232,400)		36,872		(9,137)
Net income		(1,435,600)		587,000		36,400
Total comprehensive (loss) income		(964,487)		619,000		12,700
Preferred dividends received from TelevisaUnivision		37,812
Other comprehensive income (loss)		$ 471,113		$ 32,000		$ (23,700)